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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08743

Invesco Senior Income Trust

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E.,

Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

Colin Meadows

1555 Peachtree Street, N.E.,

Atlanta,

Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 05/31/13

Item 1. Schedule of Investments.

Invesco Senior Income Trust
Quarterly Schedule of Portfolio Holdings
May 31, 2013

invesco.com/us	VK-CE-SINC-QTR-1 05/13	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2013

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Variable Rate Senior Loan Interests–120.84%(a)(b)

Aerospace & Defense–2.74%

ARINC Inc., Second Lien Term Loan	6.20%	10/25/15	$597	$586,187
Aveos Fleet Performance Inc.,
(Canada) Revolver Loan (c)	0.00%	06/28/13	434	433,289
(Canada) Term Loan (c)	0.00%	06/28/13	112	113,980
Booz Allen Hamilton Inc., Term Loan B	4.50%	07/31/19	886	895,274
Camp International Holding Co., First Lien Term Loan	5.25%	05/31/19	2,046	2,071,774
DAE Aviation Holdings, Inc.,
Term Loan B (Acquired 11/07/12; Cost $2,350,275)	6.25%	11/02/18	2,394	2,438,757
Term Loan B2 (Acquired 11/07/12; Cost $1,065,461)	6.25%	11/02/18	1,085	1,105,570
IAP Worldwide Services, Inc., Term Loan	10.00%	12/31/15	5,739	3,950,052
Landmark U.S. Holdings LLC,
Canadian Term Loan	5.75%	10/25/19	266	268,301
First Lien Term Loan	5.75%	10/25/19	3,138	3,165,949
LMI Aerospace, Inc., Term Loan	4.75%	12/28/18	600	605,656
PRV Aerospace LLC, Term Loan B	6.50%	05/09/18	2,908	2,929,469
Sequa Corp., Term Loan B	5.25%	06/19/17	3,373	3,416,547
TASC, Inc., Term Loan B	4.50%	12/18/15	3,913	3,926,840
				25,907,645

Air Transport–1.58%

Delta Air Lines, Inc.,
Revolver Loan (d)	0.00%	04/20/16	7,316	6,977,220
Revolver Loan (e)	—	10/18/17	1,076	989,753
Term Loan B1	4.00%	10/18/18	4,504	4,526,313
United Airlines, Inc., Term Loan B	4.00%	04/01/19	309	312,487
US Airways Group Inc., Term Loan B1	4.25%	05/23/19	2,138	2,141,950
				14,947,723

Automotive–5.25%

Affinia Group Intermediate Holdings Inc., Term Loan B2	4.75%	04/25/20	1,676	1,686,600
August U.S. Holding Co., Inc.,
Lux Second Lien Term Loan (Acquired 05/04/12; Cost $746,822)	10.50%	04/29/19	763	774,485
Luxco Term Loan	5.00%	04/27/18	820	826,767
Second Lien Term Loan (Acquired 05/04/12; Cost $244,541)	10.50%	04/29/19	250	253,592
Term Loan B	5.00%	04/27/18	630	635,987
Autoparts Holdings Ltd., First Lien Term Loan	6.50%	07/28/17	296	292,926
BBB Industries, LLC, Term Loan	5.50%	03/27/19	2,917	2,931,261
Federal-Mogul Corp.,
Term Loan B	2.14%	12/29/14	4,763	4,674,224
Term Loan C	2.14%	12/28/15	3,064	3,007,450
Goodyear Tire & Rubber Co. (The), Second Lien Term Loan	4.75%	04/30/19	3,088	3,116,198
Hertz Corp.,
LOC	3.75%	03/09/18	1,497	1,478,763
Term Loan B	3.75%	03/11/18	764	770,485
KAR Auction Services, Inc., Term Loan B	3.75%	05/19/17	4,720	4,794,902
Key Safety Systems, Inc., Term Loan B	4.75%	05/09/18	2,966	2,984,788
Metaldyne Co., LLC, Term Loan B	5.00%	12/18/18	2,666	2,729,563
Schaeffler AG, (Germany) Term Loan C	4.25%	01/27/17	4,325	4,387,752
TI Group Automotive Systems, LLC, Term Loan B	5.50%	03/27/19	6,217	6,287,392
Tower International Inc., Term Loan	5.75%	04/23/20	3,956	4,009,342

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Automotive–(continued)

Transtar Holding Co.,
First Lien Term Loan	5.50%	10/09/18	$3,271	$3,319,768
Second Lien Term Loan	9.75%	10/09/19	728	751,561
				49,713,806

Beverage and Tobacco–0.91%

DS Waters Enterprises, L.P., First Lien Term Loan (Acquired 02/27/12-03/26/12; Cost $2,408,671)	10.50%	08/29/17	2,446	2,507,654
North American Breweries, Inc., Term Loan B	7.50%	12/11/18	3,159	3,175,037
Smart Balance, Inc., Term Loan	7.00%	07/02/18	2,914	2,959,736
				8,642,427

Building & Development–4.56%

ABC Supply Co., Inc., Term Loan	3.50%	04/16/20	3,682	3,702,001
Axia Acquisition Corp.,
PIK Second Lien Term Loan A (f)(g)	11.00%	03/11/16	1,173	1,096,684
Revolver Loan (d)(f)	0.00%	03/11/16	2,062	1,948,596
Second Lien Term Loan B (f)	5.00%	03/12/16	1,918	1,812,333
Building Materials Holding Corp., PIK Second Lien Term Loan (g)	8.00%	01/05/15	3,785	3,728,567
Capital Automotive L.P.,
Second Lien Term Loan	6.00%	04/30/20	2,598	2,701,782
Term Loan B	4.00%	04/10/19	8,353	8,420,824
CB Richard Ellis Services, Inc., Term Loan B	2.95%	03/29/21	921	923,495
CPG International Inc., Term Loan	5.75%	09/18/19	606	611,915
Custom Building Products, Inc., Term Loan B	6.00%	12/12/19	3,488	3,531,376
HD Supply, Inc., Term Loan B	4.50%	10/12/17	4,277	4,321,193
Lake at Las Vegas Joint Venture, LLC,
PIK Exit Revolver Loan (Acquired 07/17/12; Cost $16,242) (d)(g)	0.00%	02/28/17	16	6,172
PIK Exit Revolver Loan (Acquired 07/19/10-01/29/13; Cost $200,464) (g)	5.00%	02/28/17	200	76,176
Nortek, Inc., Term Loan	5.25%	04/26/17	787	795,778
Re/Max International, Inc., Term Loan	5.50%	04/15/16	804	814,287
Realogy Corp.,
Extended LOC	4.45%	10/10/16	30	29,894
Extended Term Loan	4.50%	03/05/20	6,235	6,308,013
LOC	3.19%	10/10/13	571	568,029
WireCo WorldGroup, Inc., Term Loan	6.00%	02/15/17	1,739	1,754,198
				43,151,313

Business Equipment & Services–8.67%

Advantage Sales & Marketing, Inc., Second Lien Term Loan	8.25%	06/17/18	573	582,229
Asurion LLC, Term Loan B1	4.50%	05/24/19	11,797	11,883,075
Audio Visual Services Group, Inc., Term Loan (Acquired 11/09/12; Cost $2,993,227)	6.75%	11/09/18	3,049	3,102,310
Brock Holdings III, Inc., Term Loan B	6.01%	03/16/17	284	288,680
Connolly Holdings, Inc., First Lien Term Loan	6.50%	07/13/18	2,994	3,029,331
Crossmark Holdings, Inc.,
Second Lien Term Loan	8.75%	12/21/20	731	733,911
Term Loan	4.50%	12/20/19	1,576	1,579,937
Duff & Phelps Investment Management Co., Term Loan B	4.50%	04/23/20	785	793,415
DynCorp International LLC, Term Loan B	6.25%	07/07/16	448	451,843
Emdeon Business Services, LLC, Term Loan B2	3.75%	11/02/18	1,618	1,632,127
Expert Global Solutions, Inc., Term Loan B	8.50%	04/03/18	5,062	5,141,429
First Data Corp.,
Extended Term Loan B	4.20%	03/23/18	11,711	11,687,999
Term Loan	4.20%	03/24/17	5,556	5,553,803
Term Loan	4.20%	09/24/18	764	761,509
ISS Holdings A/S, (Denmark) Term Loan B12	3.75%	04/30/18	1,510	1,523,623

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Business Equipment & Services–(continued)

Kronos Inc.,
First Lien Term Loan	4.50%	10/30/19	$5,716	$5,774,867
Second Lien Term Loan	9.75%	04/30/20	1,121	1,177,175
Lonestar Intermediate Super Holdings, LLC, Term Loan B	11.00%	09/02/19	4,295	4,620,387
Mitchell International, Inc., Second Lien Term Loan	5.56%	03/30/15	3,897	3,916,167
SourceHov LLC,
First Lien Term Loan	5.25%	04/30/18	773	784,567
Second Lien Term Loan	8.75%	04/30/19	311	318,111
Spin Holdco Inc., Term Loan B	4.25%	11/14/19	3,106	3,133,935
Sungard Data Systems, Inc.,
Term Loan C	3.95%	02/28/17	213	214,897
Term Loan D	4.50%	01/31/20	1,406	1,426,912
Term Loan E	4.00%	03/08/20	5,639	5,722,547
TNS, Inc.,
First Lien Term Loan	5.00%	02/14/20	1,633	1,656,831
Second Lien Term Loan	9.00%	08/14/20	146	146,508
Total Safety US Inc.,
First Lien Term Loan	5.75%	03/13/20	566	572,005
Second Lien Term Loan	9.25%	09/13/20	215	220,211
WASH Multifamily Laundry Systems, LLC, Term Loan	5.25%	02/21/19	1,188	1,196,849
West Corp., Revolver Loan (d)	0.00%	01/15/16	2,633	2,369,528
				81,996,718

Cable & Satellite Television–4.62%

Cequel Communications, LLC, Term Loan B	3.50%	02/14/19	1,508	1,517,858
CSC Holdings, Inc., Term Loan B	2.69%	04/17/20	7,153	7,145,008
Harron Communications Corp., Term Loan B	5.00%	10/06/17	3,505	3,546,787
Kabel Deutschland GmbH, (Germany) Term Loan F	3.25%	02/01/19	2,868	2,874,204
MCC Illinois, LLC,
Term Loan C	1.66%	01/30/15	2,250	2,262,161
Term Loan E	4.50%	10/23/17	1,540	1,552,206
MCC Iowa LLC,
Term Loan D-2	1.91%	01/30/15	1,887	1,895,081
Term Loan H	3.25%	01/29/21	3,986	3,997,714
Media Holdco, L.P., Term Loan B	7.25%	07/24/18	2,372	2,407,311
Telecommunications Management, LLC, First Lien Term Loan	5.00%	04/30/20	1,610	1,621,676
UPC Financing Partnership, Term Loan AH	3.25%	06/30/21	2,626	2,630,333
WaveDivision Holdings, LLC, Term Loan B	4.00%	08/09/19	1,150	1,161,675
WideOpenWest Finance LLC, Term Loan B	4.75%	04/01/19	5,979	6,040,651
Yankee Cable Acquisition, LLC, Term Loan B	5.25%	03/01/20	4,946	5,012,237
				43,664,902

Chemicals & Plastics–6.68%

AI Chem & Cy S.C.A.,
Second Lien Term Loan	8.25%	04/03/20	410	421,845
Term Loan B1	4.50%	10/03/19	1,176	1,186,604
Term Loan B2	4.50%	10/03/19	610	615,671
Arysta LifeScience Corp.,
First Lien Term Loan	4.50%	05/29/20	5,846	5,880,501
Second Lien Term Loan	8.25%	11/30/20	960	973,095
Ascend Performance Materials LLC, Term Loan B	6.75%	04/10/18	5,198	5,250,310
DuPont Performance Coatings, Inc., Term Loan B	4.75%	02/03/20	12,247	12,367,447
Emerald Performance Materials, LLC, Term Loan B (Acquired 05/15/12; Cost 1,749,312)	6.75%	05/18/18	1,764	1,777,198
Houghton International, Inc., Term Loan B	4.00%	12/20/19	1,682	1,688,370
INEOS Holdings Ltd., Term Loan	4.00%	05/04/18	12,702	12,721,796
Nusil Technology, LLC, Term Loan	5.25%	04/07/17	407	409,183
Omnova Solutions Inc., Term Loan B1	4.25%	05/31/18	1,934	1,958,982
PQ Corp., Term Loan	4.50%	08/07/17	8,614	8,695,457

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Chemicals & Plastics–(continued)

Taminco N.V., Term Loan B2	4.25%	02/15/19	$678	$684,913
TricorBraun, Inc., Term Loan B	4.00%	05/03/18	2,988	3,009,456
Univar Inc., Term Loan B	5.00%	06/30/17	5,593	5,565,612
				63,206,440

Clothing & Textiles–0.63%

Calceus Acquisition, Inc., Term Loan	5.75%	01/31/20	1,222	1,236,768
PVH Corp., Term Loan B	3.25%	02/13/20	3,625	3,651,264
Wolverine World Wide, Inc., Term Loan B	4.00%	07/31/19	1,027	1,040,433
				5,928,465

Conglomerates–0.41%

RGIS Services, LLC,
Non Extended Initial Term Loan	2.78%	04/30/14	911	913,941
Term Loan C	5.50%	10/18/17	1,211	1,218,833
Walter Energy, Inc., Term Loan B	5.75%	04/02/18	1,750	1,762,399
				3,895,173

Containers & Glass Products–3.52%

Berlin Packaging LLC,
First Lien Term Loan	4.75%	04/02/19	2,567	2,599,838
Second Lien Term Loan	8.75%	04/02/20	934	952,241
BWAY Corp., Term Loan B	4.50%	08/07/17	4,744	4,805,942
Caraustar Industries, Inc., Term Loan	7.50%	05/01/19	1,031	1,046,734
Consolidated Container Co. LLC, Term Loan	5.00%	07/03/19	1,324	1,339,830
Exopack, LLC, Term Loan	5.00%	05/31/17	4,461	4,489,046
Hoffmaster Group, Inc.,
First Lien Term Loan	6.50%	01/03/18	1,946	1,955,790
Second Lien Term Loan (Acquired 12/29/11; Cost $984,000)	11.00%	01/03/19	1,000	1,010,000
Pact Group Pty Ltd., Term Loan B	3.75%	05/29/20	4,251	4,278,046
Pertus Sechszehnte GmbH,
(Germany) Term Loan B2	2.57%	06/12/15	2,022	2,024,702
(Germany) Term Loan C2	2.82%	06/13/16	2,022	2,034,815
Ranpak Corp.,
First Lien Term Loan	4.50%	04/23/19	565	572,237
Second Lien Term Loan	8.50%	04/23/20	635	651,047
Reynolds Group Holdings Inc., Revolver Loan (d)	0.00%	11/05/14	5,534	5,530,903
				33,291,171

Cosmetics & Toiletries–0.99%

Bausch & Lomb, Inc., Term Loan	4.00%	05/17/19	7,675	7,711,118
Marietta Intermediate Holding Corp., PIK Term Loan B (Acquired 09/25/06-02/06/13; Cost $5,267,974) (g)	7.00%	02/19/15	1,691	1,632,193
9,343,311

Drugs–1.72%

Grifols Inc., Term Loan B	4.25%	06/01/17	1,498	1,513,173
Harlan Laboratories, Inc., Term Loan B	3.74%	07/11/14	3,585	3,184,700
IMS Health Inc., Term Loan B1	3.75%	09/01/17	5,046	5,084,625
Medpace, Inc., Term Loan	5.50%	06/16/17	2,598	2,617,072
Valeant Pharmaceuticals International, Inc., Term Loan C1	3.50%	12/11/19	3,800	3,831,601
				16,231,171

Ecological Services & Equipment–1.92%

ADS Waste Holdings, Inc., Term Loan B	4.25%	10/09/19	2,477	2,498,576
Environmental Systems Products Holdings, Inc., Second Lien Term Loan (Acquired 01/25/12; Cost $229,424)	15.50%	03/31/17	229	229,424

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ecological Services & Equipment–(continued)

ServiceMaster Co. (The),
Extended Synthetic LOC	4.56%	01/31/17	$2,024	$2,025,569
Extended Term Loan	4.45%	01/31/17	1,874	1,877,465
Term Loan	4.25%	01/31/17	9,601	9,628,318
Synagro Technologies, Inc., Term Loan B	2.28%	04/02/14	892	880,982
WCA Waste Systems, Inc., Term Loan	4.00%	03/23/18	1,023	1,030,097
				18,170,431

Electronics & Electrical–6.71%

Blackboard, Inc.,
Second Lien Term Loan	11.50%	04/04/19	2,351	2,406,164
Term Loan B2	6.25%	10/04/18	8,211	8,374,907
DEI Sales, Inc., Term Loan B	5.75%	07/13/17	2,670	2,675,281
Deltek, Inc., First Lien Term Loan	5.00%	10/10/18	2,644	2,679,750
DG FastChannel, Inc., Term Loan B	7.25%	07/26/18	3,494	3,449,921
Edwards (Cayman Islands II) Ltd., (Cayman Islands) Term Loan B	4.75%	03/26/20	405	409,104
Freescale Semiconductor, Inc., Term Loan B4	5.00%	03/02/20	12,111	12,204,083
Infor (US), Inc.,
Term Loan B2	5.34%	04/05/18	579	586,464
Term Loan B3	3.75%	05/29/20	844	847,355
ION Trading Technologies S.a.r.l., (Luxembourg) First Lien Term Loan	4.50%	05/22/20	1,994	2,015,693
Mirion Technologies, Inc., Term Loan	5.75%	03/30/18	3,928	3,962,157
Riverbed Technology, Inc., Term Loan	4.00%	12/18/19	1,579	1,602,556
RP Crown Parent, LLC,
First Lien Term Loan	6.75%	12/21/18	4,531	4,607,162
Second Lien Term Loan	11.25%	12/20/19	763	811,269
Ship US Bidco, Inc.,
(Luxembourg) Term Loan B2A	5.25%	11/30/17	963	972,101
(Luxembourg) Term Loan C (e)	—	08/06/19	1,872	1,895,620
SkillSoft Corp., Term Loan B	5.00%	05/26/17	2,884	2,922,785
Sophia, L.P., Term Loan B	4.50%	07/19/18	7,011	7,077,828
SS&C Technologies Inc.,
Term Loan B-1	5.00%	06/07/19	3,559	3,590,289
Term Loan B-2	5.00%	06/07/19	368	371,409
				63,461,898

Equipment Leasing–0.24%

Flying Fortress Inc., Term Loan	3.50%	06/30/17	2,253	2,276,693

Financial Intermediaries–3.77%

Geo Group, Inc. (The), Term Loan B	3.25%	03/31/20	556	560,178
Intertrust Group Holding S.A., (Netherlands) Term Loan B (Acquired 02/07/13; Cost $1,155,641)	4.70%	02/07/20	1,156	1,163,586
iPayment, Inc., Term Loan B	5.75%	05/08/17	4,922	4,890,751
LPL Holdings, Inc., Term Loan B	3.25%	03/29/19	1,290	1,292,687
Moneygram International, Inc., Term Loan B	4.25%	03/27/20	6,628	6,665,665
Nuveen Investments, Inc., First Lien Term Loan	4.19%	05/13/17	14,815	14,905,645
RJO Holdings Corp.,
FCM Term Loan (Acquired 12/10/10; Cost $35,981)	6.20%	12/10/15	74	58,829
Term Loan B	6.95%	12/10/15	3,428	2,759,919
Transfirst Holdings, Inc.,
First Lien Term Loan	4.75%	12/27/17	1,976	1,990,616
Second Lien Term Loan	11.00%	06/27/18	1,330	1,361,931
				35,649,807

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Food & Drug Retailers–1.16%

Rite Aid Corp.,
Second Lien Term Loan	5.75%	08/21/20	$1,716	$1,780,649
Term Loan 6	4.00%	02/21/20	700	706,405
Roundy’s Supermarkets, Inc., Term Loan B	5.75%	02/13/19	2,638	2,591,703
Sprouts Farmers Markets Holdings, LLC, Term Loan	4.50%	04/23/20	2,261	2,271,995
Supervalu Inc., Refi Term Loan B	5.00%	03/21/19	3,620	3,615,383
				10,966,135

Food Products–2.66%

AdvancePierre Foods, Inc.,
Second Lien Term Loan	9.50%	10/10/17	728	748,606
Term Loan	5.75%	07/10/17	6,860	6,918,875
Candy Intermediate Holdings, Inc., Term Loan	7.51%	06/18/18	3,038	3,063,603
Del Monte Corp., Term Loan	4.00%	03/08/18	2,462	2,478,071
Dole Food Co. Inc., Term Loan	3.75%	04/01/20	1,750	1,757,499
Hostess Brands, Inc., Term Loan	6.75%	04/09/20	997	1,025,947
JBS USA Holdings, Inc., Term Loan	3.75%	05/25/18	3,314	3,340,664
Pinnacle Foods Finance LLC, Term Loan G	3.25%	04/29/20	5,782	5,797,136
				25,130,401

Food Service–3.06%

Aramark Corp., Term Loan D	4.00%	08/22/19	3,568	3,618,458
Focus Brands, Inc., Refi Term Loan	4.26%	02/21/18	2,207	2,226,908
Landry’s, Inc., Term Loan B	4.75%	04/24/18	2,868	2,908,073
Restaurant Holding Co., LLC, Term Loan B (Acquired 02/28/12-01/15/13; Cost $1,532,113)	9.00%	02/17/17	1,525	1,547,502
Seminole Hard Rock Entertainment, Inc., Term Loan B	3.50%	05/15/20	1,031	1,036,849
Weight Watchers International, Inc., Term Loan B2	3.75%	04/02/20	16,178	16,215,064
Wendy’s International, Inc., Term Loan B	3.25%	05/15/19	1,406	1,418,254
				28,971,108

Forest Products–0.12%

Xerium Technologies, Inc., Term Loan	7.25%	05/17/19	1,082	1,094,725

Healthcare–9.68%

Alere, Inc.,
Incremental Term Loan B2	4.25%	06/30/17	2,760	2,797,793
Term Loan B	4.25%	06/30/17	3,310	3,356,024
Term Loan B1	4.25%	06/30/17	449	455,610
Apria Healthcare Group Inc., Term Loan	6.75%	04/05/20	9,043	9,125,687
ATI Holdings, Inc., Term Loan	5.75%	12/20/19	1,211	1,231,012
Biomet Inc., Extended Term Loan B	3.97%	07/25/17	3,769	3,800,054
CareStream Health, Inc., Term Loan B	5.00%	02/25/17	4,381	4,395,282
Community Health Systems, Inc., Extended Term Loan B	3.77%	01/25/17	359	362,470
DaVita, Inc., Term Loan B	4.50%	10/20/16	749	758,187
DJO Finance LLC, Term Loan B3	4.75%	09/15/17	7,279	7,395,158
Drumm Investors, LLC, Term Loan	5.00%	05/04/18	4,414	4,270,271
Genoa Healthcare Group, LLC,
PIK Second Lien Term Loan (g)	14.00%	02/10/15	1,623	1,393,617
Term Loan B (Acquired 09/14/05; Cost $230,895)	7.25%	08/08/14	231	219,350
HCA, Inc.,
Extended Term Loan B4	2.94%	05/01/18	9,061	9,106,615
Term Loan B5	3.03%	03/31/17	2,174	2,184,840
Health Management Associates, Inc., Term Loan B	3.50%	11/16/18	1,798	1,814,724
Kindred Healthcare, Inc., Term Loan B	4.25%	06/01/18	5,897	5,926,432
Kinetic Concepts, Inc., Term Loan C1	5.50%	05/04/18	16,286	16,540,369

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Healthcare–(continued)

Surgical Care Affiliates, Inc.,
Extended Revolver Loan (d)	0.00%	06/30/16	$3,000	$2,820,000
Extended Term Loan	4.28%	12/29/17	6,048	6,077,850
TriZetto Group, Inc.,
Second Lien Term Loan D	8.50%	03/28/19	2,732	2,759,689
Term Loan B	4.75%	05/02/18	2,811	2,825,409
Western Dental Services, Inc., Term Loan B	8.25%	11/01/18	1,932	1,953,805
				91,570,248

Home Furnishings–0.74%

Serta Simmons Holdings, LLC, Term Loan	5.00%	10/01/19	1,494	1,506,668
Springs Windows Fashions, LLC, Term Loan B	6.00%	05/31/17	2,020	2,033,383
Tempur-Pedic International Inc., Refi Term Loan B	3.50%	03/18/20	2,722	2,730,467
Yankee Candle Co., Inc. (The), Term Loan B	5.25%	04/02/19	684	686,946
				6,957,464

Industrial Equipment–2.52%

Alliance Laundry Systems LLC, Second Lien Term Loan	9.50%	12/10/19	679	696,059
Apex Tool Group, LLC, Term Loan B	4.50%	02/01/20	2,399	2,422,574
Dundee Holdco 4 Ltd., Term Loan	5.50%	04/09/20	3,196	3,228,119
Generac Power Systems, Inc., Term Loan B	3.50%	05/31/20	1,706	1,710,569
Grede LLC, Term Loan B	4.50%	05/02/18	4,255	4,282,864
Milacron LLC, Term Loan	4.25%	03/28/20	1,644	1,659,989
Tank Holding Corp., Term Loan	4.25%	07/09/19	3,463	3,479,510
Tomkins Air Distributions, First Lien Term Loan	5.00%	11/09/18	1,806	1,827,510
Unifrax Corp., Term Loan	4.25%	11/28/18	571	576,565
WESCO Distribution, Inc., Term Loan B	4.50%	12/12/19	3,889	3,924,039
				23,807,798

Insurance–0.77%

Compass Investors Inc., Term Loan	5.25%	12/27/19	1,194	1,205,971
Cooper Gay Swett & Crawford Ltd.,
First Lien Term Loan	5.00%	04/16/20	1,906	1,934,086
Second Lien Term Loan	8.25%	10/16/20	1,270	1,295,742
Sedgwick CMS Holdings, Inc., Second Lien Term Loan	9.00%	05/30/17	2,800	2,842,000
				7,277,799

Leisure Goods, Activities & Movies–4.70%

24 Hour Fitness Worldwide, Inc., Term Loan	5.25%	04/22/16	6,337	6,423,947
Alpha Topco Ltd., (United Kingdom) Extended Term Loan B2	6.00%	04/30/19	10,847	11,007,303
AMC Entertainment, Inc., Term Loan	3.50%	04/30/20	2,586	2,599,654
AMF Bowling Worldwide, Inc.,
DIP Delayed Draw Term Loan (Acquired 12/14/12; Cost $151,153)	7.58%	06/28/13	151	150,398
DIP Delayed Draw Term Loan (Acquired 12/17/12; Cost $64,780) (d)	0.00%	06/30/13	65	64,456
Bright Horizons Family Solutions, Inc., Term Loan B	4.00%	01/30/20	1,118	1,127,807
Equinox Holdings, Inc., First Lien Term Loan	4.50%	01/31/20	2,906	2,934,855
Fender Musical Instruments Corp., Term Loan B	5.75%	04/03/19	578	579,716
IMG Worldwide, Inc., Term Loan B	5.50%	06/16/16	1,129	1,139,146
Kasima, LLC, Term Loan B	3.25%	05/14/21	3,189	3,208,550
Live Nation Entertainment, Inc., Term Loan B	4.50%	11/07/16	3,378	3,418,597
Otter Products, LLC, Term Loan B	5.25%	04/29/19	1,063	1,069,182
Sabre, Inc.,
Term Loan B	5.25%	02/19/19	2,281	2,314,735
Term Loan C	4.00%	02/19/18	1,610	1,625,520
SeaWorld Parks & Entertainment, Inc., Term Loan B2	3.00%	05/14/20	825	825,268
SRAM, LLC, Term Loan B	4.01%	04/10/20	596	597,877

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Leisure Goods, Activities & Movies–(continued)

WMG Acquisition Corp.,
Delayed Draw Term Loan 1 (e)	—	07/01/20	$508	$506,977
Delayed Draw Term Loan 2 (e)	—	07/01/20	79	78,546
Zuffa LLC, Term Loan B	4.50%	02/25/20	4,755	4,784,527
				44,457,061

Lodging & Casinos–3.97%

Boyd Gaming Corp.,
Class A Revolver Loan (d)	0.00%	12/17/15	1,300	1,278,856
Class A Revolver Loan	3.66%	12/17/15	2,371	2,332,031
Caesars Entertainment Operating Co.,
Extended Term Loan B5	4.44%	01/26/18	194	171,370
Extended Term Loan B6	5.44%	01/26/18	16,363	14,669,402
Incremental Term Loan B4	9.50%	10/31/16	484	486,471
Cannery Casino Resorts, LLC,
Second Lien Term Loan	10.00%	10/02/19	715	704,264
Term Loan B	6.00%	10/02/18	3,840	3,902,425
Centaur Acquisition, LLC, First Lien Term Loan	5.25%	02/20/19	2,415	2,443,683
Golden Nugget, Inc.,
PIK Delayed Draw Term Loan (g)	3.20%	06/30/14	1,266	1,231,356
PIK Term Loan B (g)	3.20%	06/30/14	2,198	2,138,083
MGM Resorts International, Term Loan B	3.50%	12/20/19	2,009	2,017,933
Peninsula Gaming LLC, Term Loan	4.25%	11/20/17	234	236,556
Tropicana Entertainment Inc., Term Loan B	7.50%	03/16/18	2,446	2,473,000
Twin River Management Group, Inc., Term Loan B	6.50%	11/09/18	3,408	3,458,900
				37,544,330

Nonferrous Metals & Minerals–1.39%

Alpha Natural Resources, LLC, Term Loan B	3.50%	05/22/20	3,189	3,182,643
Arch Coal, Inc., Term Loan B	5.75%	05/16/18	5,832	5,899,603
Noranda Aluminum Acquisition Corp., Term Loan B	5.75%	02/28/19	4,094	4,114,754
				13,197,000

Oil & Gas–4.59%

Buffalo Gulf Coast Terminals LLC, Term Loan (Acquired 10/31/11-10/23/12; Cost $6,961,308)	5.25%	10/31/17	6,942	7,081,198
Chesapeake Energy Corp., Term Loan	5.75%	12/01/17	6,065	6,237,170
CITGO Petroleum Corp., Term Loan B	8.00%	06/24/15	1,126	1,136,934
EMG Utica, LLC, Term Loan	4.75%	03/27/20	1,458	1,469,277
Glenn Pool Oil & Gas Trust, Term Loan (Acquired 06/08/11; Cost $1,074,418)	4.50%	05/02/16	1,074	1,079,790
NGPL PipeCo LLC, Term Loan B	6.75%	09/15/17	5,141	5,201,464
Obsidian Natural Gas Trust, (United Kingdom) Term Loan (Acquired 12/09/10-05/05/11; Cost $1,856,522)	7.00%	11/02/15	1,821	1,839,493
Ruby Western Pipeline Holdings, LLC, Term Loan B	3.50%	03/27/20	887	894,091
Samson Investment Co., Second Lien Term Loan	6.00%	09/25/18	4,181	4,218,887
Saxon Enterprises, LLC, Term Loan B	5.50%	02/15/19	3,097	3,137,844
Tallgrass Operations, LLC, Term Loan	5.25%	11/13/18	2,383	2,407,195
Tervita Corp., (Canada) Term Loan	6.25%	05/15/18	3,275	3,320,050
Utex Industries Inc.,
First Lien Term Loan	4.75%	04/10/20	1,270	1,280,918
Second Lien Term Loan	8.75%	04/10/21	381	387,454
Willbros United States Holdings, Inc., Term Loan B	9.50%	06/30/14	3,732	3,745,061
				43,436,826

Publishing–6.31%

Affiliated Media, Inc., Term Loan	8.50%	03/19/14	663	664,277
Cenveo Corp., Term Loan	6.25%	02/13/17	5,631	5,704,000
Cygnus Business Media, Inc., PIK Term Loan (f)(g)	9.75%	06/30/13	3,848	2,116,539
EMI Music Publishing Ltd., Term Loan B	4.25%	06/29/18	3,288	3,318,904

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Publishing–(continued)

Endurance Business Media, Inc., First Lien Term Loan (Acquired 12/14/10; Cost $4,479,874) (f)	6.50%	12/15/14	$3,410	$682,096
F&W Media, Inc., Term Loan	7.75%	06/09/14	4,095	4,043,586
GateHouse Media, Inc., Revolver Loan (d)	0.00%	02/28/14	1,000	850,000
Getty Images, Inc.,
Revolver Loan (e)	—	10/18/17	1,295	1,201,224
Term Loan B	4.75%	10/18/19	10,851	10,936,410
Harland Clarke Holdings Corp., Extended Term Loan B2	5.44%	06/30/17	470	465,456
John Henry Holdings, Inc., Term Loan B	6.00%	12/06/18	2,485	2,543,697
Knowledgepoint360 Group, LLC,
First Lien Term Loan (Acquired 05/18/07; Cost $450,521)	3.46%	04/14/14	451	394,206
Second Lien Term Loan (Acquired 05/21/07; Cost $1,000,000)	7.27%	04/13/15	1,000	725,000
MC Communications, LLC, PIK Term Loan (c)(g)	0.00%	06/30/13	1,766	105,970
MediMedia USA, Inc., Term Loan	8.00%	11/20/18	3,859	3,835,117
Merrill Communications, LLC, First Lien Term Loan	7.25%	03/08/18	6,047	6,107,272
Network Communications, Inc., Term Loan	5.52%	11/29/13	3,619	3,202,413
Newsday LLC, Term Loan	3.69%	10/12/16	2,470	2,473,199
ProQuest LLC, Term Loan B	6.00%	04/13/18	2,683	2,704,711
Southern Graphics, Inc., Term Loan	5.00%	10/17/19	3,376	3,414,103
Tribune Co., Term Loan B	4.00%	12/31/19	3,806	3,854,818
Yb (USA) LLC, Term Loan A3 (c)	0.00%	04/30/14	1,403	329,821
				59,672,819

Radio & Television–5.12%

Barrington Broadcasting Group LLC, Term Loan B	7.50%	06/14/17	894	900,566
Clear Channel Communications, Inc., Term Loan B	3.84%	01/29/16	25,203	23,480,963
FoxCo Acquisition Sub, LLC, Term Loan B	5.50%	07/14/17	3,125	3,174,910
Granite Broadcasting Corp., Term Loan B	8.50%	05/23/18	2,578	2,607,057
Gray Television, Inc., Term Loan B	4.75%	10/15/19	2,393	2,429,982
Mission Broadcasting, Inc., Term Loan B	4.25%	12/03/19	192	195,323
Multicultural Radio Broadcasting, Inc., Term Loan	7.00%	06/05/17	786	789,423
NEP/NCP Holdco, Inc., Second Lien Term Loan	9.50%	07/22/20	168	174,032
Nexstar Broadcasting, Inc., Term Loan	4.25%	12/03/19	454	462,014
Nine Entertainment Co., Term Loan B	3.50%	02/05/20	2,116	2,130,068
Raycom TV Broadcasting, Inc., Term Loan B	4.25%	05/31/17	2,615	2,627,778
Univision Communications Inc.,
Extended Term Loan	4.50%	03/02/20	6,605	6,602,272
Term Loan C3	4.00%	03/02/20	2,910	2,894,203
				48,468,591

Retailers (except Food & Drug)–4.75%

Academy, Ltd., Term Loan	4.50%	08/03/18	700	708,292
CDW LLC, Term Loan	3.50%	04/29/20	6,188	6,177,657
Collective Brands, Inc., Term Loan	7.25%	10/09/19	3,418	3,464,771
David’s Bridal, Inc.,
Revolver Loan (e)	—	10/11/17	1,995	1,875,562
Term Loan B	5.00%	10/11/19	1,703	1,718,331
FTD, Inc., Term Loan (Acquired 06/13/11-02/09/12; Cost $2,670,708)	4.75%	06/11/18	2,678	2,704,586
Guitar Center Inc., Extended Term Loan	5.54%	04/10/17	5,244	5,245,362
J. Crew Group, Inc., Term Loan B1	4.00%	03/07/18	892	897,808
JC Penney Corp Inc., First Lien Term Loan	6.00%	05/21/18	5,010	5,089,112
National Vision, Inc., Term Loan B	7.00%	08/02/18	2,392	2,439,588
Neiman Marcus Group, Inc. (The), Term Loan B	4.00%	05/16/18	647	648,149
OSP Group, Inc., Term Loan	5.50%	02/05/20	2,275	2,297,875
Pep Boys - Manny, Moe & Jack (The), Term Loan B (Acquired 10/15/12; Cost $2,042,474)	5.00%	10/11/18	2,056	2,084,608
Savers Inc., Term Loan	5.00%	07/09/19	5,408	5,451,442

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Retailers (except Food & Drug)–(continued)

Toys ‘R’ Us-Delaware, Inc.,
Term Loan	6.00%	09/01/16	$1,192	$1,197,524
Term Loan B2	5.25%	05/25/18	409	406,623
Term Loan B3	5.25%	05/25/18	271	269,362
Wilton Brands LLC, Term Loan	7.50%	08/30/18	2,260	2,283,232
				44,959,884

Steel–0.83%

Ameriforge Group, Inc.,
First Lien Term Loan	5.00%	12/19/19	1,832	1,858,460
Second Lien Term Loan	8.75%	12/18/20	544	559,003
JFB Firth Rixson Inc., Term Loan	4.25%	06/30/17	933	941,628
JMC Steel Group, Inc., Term Loan	4.75%	04/03/17	1,513	1,535,426
Tube City IMS Corp., Term Loan	4.75%	03/20/19	1,484	1,504,942
Waupaca Foundry, Inc., Term Loan	4.50%	06/29/17	1,482	1,488,499
				7,887,958

Surface Transport–1.28%

American Petroleum Tankers LLC, Term Loan B	4.75%	10/02/19	1,582	1,606,221
Avis Budget Car Rental, LLC, Term Loan B	3.00%	03/15/19	1,144	1,148,039
JHCI Acquisition, Inc., First Lien Term Loan	2.70%	06/19/14	2,370	2,354,645
Kenan Advantage Group, Inc., Term Loan	3.75%	06/10/16	1,843	1,856,558
Lineage Logistics Holdings, LLC, Term Loan	4.50%	04/26/19	247	248,446
U.S. Shipping Corp., Term Loan	9.00%	04/30/18	4,910	4,923,858
				12,137,767

Telecommunications–8.85%

Arris Group, Inc., Term Loan B	3.50%	04/17/20	4,208	4,218,675
Avaya, Inc.,
Term Loan B3	4.77%	10/26/17	15,175	13,671,007
Term Loan B5	8.00%	03/30/18	4,683	4,493,103
Cellular South, Inc., Term Loan	3.25%	05/22/20	2,126	2,136,366
Consolidated Communications, Inc.,
Extended Term Loan B	4.20%	12/31/17	1,191	1,201,006
Term Loan B3	5.25%	12/31/18	7,557	7,651,593
Cricket Communications, Inc.,
Term Loan	4.75%	10/10/19	1,514	1,524,904
Term Loan C	4.75%	03/09/20	3,929	3,962,277
Fairpoint Communications, Inc., Term Loan	7.50%	02/14/19	6,402	6,350,938
Global Tel*Link Corp., First Lien Term Loan	5.00%	05/22/20	3,264	3,277,383
Level 3 Communications, Inc.,
Term Loan	4.75%	08/01/19	9,153	9,248,385
Term Loan B	5.25%	08/01/19	4,919	4,994,824
Light Tower Fiber LLC,
First Lien Term Loan	4.50%	04/13/20	2,176	2,198,969
Second Lien Term Loan	8.00%	04/12/21	127	129,892
NTELOS Inc., Term Loan B	5.75%	11/08/19	6,059	5,999,547
Securus Technologies Holdings, Inc., Term Loan	4.75%	04/30/20	242	242,879
Syniverse Holdings, Inc., Delayed Draw Term Loan	4.00%	04/23/19	5,555	5,589,838
Time Warner Telecom Holdings Inc., Term Loan B	2.70%	04/17/20	1,010	1,016,260
U.S. TelePacific Corp., Term Loan B	5.75%	02/23/17	3,191	3,196,608
Windstream Corp., Term Loan B4	3.50%	01/23/20	2,645	2,662,106
				83,766,560

Utilities–3.42%

AES Corp. (The), Term Loan B	3.75%	06/01/18	798	807,342

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Utilities–(continued)

Calpine Corp.,
Term Loan B1	3.00%	05/04/20	$3,051	$3,039,371
Term Loan B2	3.25%	01/31/22	1,525	1,526,000
Term Loan B3	4.00%	10/09/19	5,935	6,001,475
Dynegy Holdings Inc., Term Loan B2	4.00%	04/23/20	1,739	1,748,775
La Frontera Generation, LLC, Term Loan	4.50%	09/30/20	586	592,364
LSP Madison Funding LLC, Term Loan	5.50%	06/28/19	1,586	1,604,209
NSG Holdings LLC, Term Loan	4.75%	12/11/19	781	792,418
Texas Competitive Electric Holdings Co., LLC,
Extended Term Loan	4.72%	10/10/17	8,351	6,063,463
Term Loan	3.72%	10/10/14	13,107	10,182,777
				32,358,194
Total Variable Rate Senior Loan Interests				1,143,141,762

Bonds and Notes–11.68%

Air Transport–0.79%

Air Lease Corp.	7.38%	01/30/19	5,545	6,349,398
Continental Airlines, Inc. (h)	6.75%	09/15/15	1,110	1,165,500
				7,514,898

Automotive–0.43%

Gestamp Funding Luxembourg S.A. (Luxembourg) (h)	5.63%	05/31/20	1,491	1,462,541
Goodyear Tire & Rubber Co. (The)	6.50%	03/01/21	1,638	1,732,185
Schaeffler Finance B.V. (Netherlands) (h)	4.75%	05/15/21	889	885,767
				4,080,493

Business Equipment & Services–0.33%

First Data Corp. (h)	6.75%	11/01/20	2,932	3,082,265

Cable & Satellite Television–0.88%

Lynx I Corp. (h)	5.38%	04/15/21	200	208,500
UPC Broadband Holdings, B.V. (Netherlands) (h)	6.63%	07/01/20	1,116	1,194,167
UPC Broadband Holdings, B.V. (Netherlands) (h)	7.25%	11/15/21	5,862	6,594,750
UPC Broadband Holdings, B.V. (Netherlands) (h)	6.88%	01/15/22	263	287,255
				8,284,672

Chemicals & Plastics–1.12%

Hexion Specialty Chemicals, Inc.	6.63%	04/15/20	2,165	2,257,013
Hexion Specialty Chemicals, Inc. (h)	6.63%	04/15/20	6,793	7,081,702
Ineos Holdings Ltd. (h)	8.38%	02/15/19	367	411,958
Ineos Holdings Ltd. (h)	7.50%	05/01/20	234	257,985
Ineos Holdings Ltd. (h)	6.13%	08/15/18	200	199,500
Taminco Global Chemical Corp. (h)	9.75%	03/31/20	337	384,180
				10,592,338

Containers & Glass Products–1.73%

Ardagh Glass Finance (Ireland) (h)	7.00%	11/15/20	1,088	1,136,960
Reynolds Group Holdings Inc.	7.88%	08/15/19	2,274	2,501,400
Reynolds Group Holdings Inc.	9.88%	08/15/19	3,172	3,473,340
Reynolds Group Holdings Inc.	5.75%	10/15/20	9,013	9,238,325
				16,350,025

Ecological Services & Equipment–0.08%

Environmental Systems Products Holdings, Inc.	16.00%	12/31/19	759	758,807

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Food Products–0.05%

Chiquita Brands LLC (h)	7.88%	02/01/21	$487	$525,351

Forest Products–0.32%

Verso Paper Holding LLC	11.75%	01/15/19	2,868	3,054,420

Healthcare–1.17%

Accellent Inc.	8.38%	02/01/17	3,441	3,664,665
Accellent Inc.	10.00%	11/01/17	1,208	1,144,580
Biomet Inc. (h)	6.50%	08/01/20	704	744,480
Community Health Systems, Inc.	5.13%	08/15/18	980	1,031,450
DJO Finance LLC	8.75%	03/15/18	2,058	2,284,380
Kindred Healthcare, Inc.	8.25%	06/01/19	808	852,440
Kinetic Concepts, Inc.	10.50%	11/01/18	1,208	1,328,800
				11,050,795

Lodging & Casinos–0.09%

Chester Downs & Marina LLC (h)	9.25%	01/15/20	838	821,240

Nonferrous Metals & Minerals–0.15%

TiZir Ltd. (United Kingdom)	9.00%	09/28/17	1,400	1,438,500

Oil & Gas–0.69%

NGPL PipeCo LLC (h)	9.63%	06/01/19	1,174	1,314,880
Pacific Drilling S.A. (Luxembourg) (h)	5.38%	06/01/20	2,587	2,573,503
Tervita Corp. (Canada) (h)	8.00%	11/15/18	2,263	2,392,670
Western Refining, Inc. (h)	6.25%	04/01/21	201	209,040
				6,490,093

Publishing–0.27%

Merrill Communications, LLC	10.00%	03/08/23	3,016	2,578,467

Radio & Television–1.06%

Clear Channel Communications, Inc. (h)	9.00%	12/15/19	2,644	2,683,660
Univision Communications, Inc. (h)	6.75%	09/15/22	6,796	7,305,700
				9,989,360

Retailers (except Food & Drug)–0.28%

Claire’s Stores, Inc. (h)	9.00%	03/15/19	1,627	1,842,577
Targus Group International, Inc. (Acquired 12/16/09-12/14/11; Cost 2,327,543) (g)	10.00%	06/14/19	821	821,026
				2,663,603

Telecommunications–1.13%

Goodman Networks, Inc.	12.13%	07/01/18	441	477,383
Goodman Networks, Inc. (h)	13.13%	07/01/18	4,200	4,683,000
Wind Acquisition Finance S.A. (Italy) (h)	6.50%	04/30/20	219	231,045
Wind Acquisition Finance S.A. (Italy) (h)	7.25%	02/15/18	2,393	2,506,667
Windstream Corp.	7.50%	06/01/22	2,565	2,731,725
Windstream Corp.	6.38%	08/01/23	22	21,890
				10,651,710

Utilities–1.11%

Calpine Corp. (h)	7.88%	01/15/23	1	559
Calpine Corp. (h)	7.50%	02/15/21	6,236	6,797,239
NRG Energy Inc.	7.63%	05/15/19	2,303	2,464,210

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Utilities–(continued)

NRG Energy Inc. (h)	6.63%	03/15/23	$1,191	$1,280,325
				10,542,333
Total Bonds and Notes				110,469,370

Structured Products–6.11%

Apidos Cinco CDO Ltd. (Cayman Islands) (i)	4.53%	05/14/20	772	741,187
Apidos CLO II (Cayman Islands) (h)(i)	5.03%	12/21/18	843	841,078
Apidos IX CDO Ltd. (Cayman Islands) (h)(i)	6.78%	07/15/23	2,154	2,172,491
Apidos Quattro CDO Ltd. (Cayman Islands) (h)(i)	3.88%	01/20/19	1,040	973,179
Apidos X CDO Ltd. (Cayman Islands) (h)(i)	6.53%	10/30/22	2,846	2,857,134
Apidos XI CDO Ltd. (h)(i)	5.25%	01/17/23	3,968	3,856,140
Ares XI CLO Ltd. (h)(i)	3.28%	10/11/21	1,851	1,824,693
Atrium CDO Corp. (Acquired 11/09/12; Cost $2,893,978) (h)(i)	4.50%	07/16/25	3,196	2,893,978
Atrium IV CDO Corp. (h)	9.18%	06/08/19	268	278,648
Columbus Nova CLO Ltd. (h)(i)	3.87%	05/16/19	1,431	1,316,391
Columbus Nova CLO Ltd. (i)	3.87%	05/16/19	894	822,399
Flagship CLO VI Corp. (h)(i)	5.03%	06/10/21	2,565	2,455,462
Flagship CLO VI Corp. (h)(i)	5.03%	06/10/21	755	723,222
Four Corners CLO II, Ltd. (i)	2.13%	01/26/20	108	104,133
Four Corners CLO II, Ltd. (h)(i)	2.15%	01/26/20	324	312,400
Gramercy Park CLO Ltd. (h)(i)	5.78%	07/17/23	4,004	4,038,433
Halcyon Loan Investors CLO II, Ltd. (Cayman Islands) (h)(i)	3.88%	04/24/21	1,009	933,116
ING Investment Management CLO I, Ltd. (h)(i)	6.04%	04/15/24	2,200	2,149,528
ING Investment Management CLO III, Ltd. (h)(i)	3.78%	12/13/20	3,038	2,821,477
ING Investment Management CLO III, Ltd. (h)(i)	6.13%	10/15/22	1,026	1,035,264
ING Investment Management CLO IV, Ltd. (Cayman Islands) (h)(i)	4.53%	06/14/22	437	408,897
ING Investment Management CLO IV, Ltd. (h)(i)	6.03%	10/15/23	3,875	3,909,873
KKR Financial CLO Ltd. (h)(i)	5.50%	12/15/24	4,025	3,975,528
Madison Park Funding IV Ltd. (h)(i)	3.88%	03/22/21	3,176	3,064,013
Pacifica CDO VI, Ltd. (h)(i)	4.03%	08/15/21	1,247	1,133,302
Sierra CLO II Ltd. (i)	3.78%	01/22/21	1,829	1,596,202
Silverado CLO II Ltd. (h)(i)	4.03%	10/16/20	2,210	2,025,751
Slater Mill Loan Fund, L.P. (h)(i)	5.77%	08/17/22	2,085	2,084,922
Symphony CLO IX, Ltd. (h)(i)	5.28%	04/16/22	4,258	4,139,494
Symphony CLO VIII, Ltd. (h)(i)	6.03%	01/09/23	2,317	2,323,258
Total Structured Products				57,811,593

			Shares

Common Stocks & Other Equity Interests–1.65%

Building & Development–0.63%

Axia Acquisition Corp. (f)(h)(j)			595	1,488,675
Building Materials Holding Corp. (h)(j)			923,526	3,001,460
Lake at Las Vegas Joint Venture, LLC, Class A (Acquired 07/15/10; Cost $7,937,680) (h)(j)			780	0
Lake at Las Vegas Joint Venture, LLC, Class B (Acquired 07/15/10; Cost $93,970) (h)(j)			9	0
Lake at Las Vegas Joint Venture, LLC, Class C, Wts. expiring 07/15/15 (Acquired 07/15/10; Cost $0) (h)(j)			39	0
Lake at Las Vegas Joint Venture, LLC, Class D, Wts. expiring 07/15/15 (Acquired 07/15/10; Cost $0) (h)(j)			54	0
Lake at Las Vegas Joint Venture, LLC, Class E, Wts. expiring 07/15/15 (Acquired 07/15/10; Cost $0) (h)(j)			60	0
Lake at Las Vegas Joint Venture, LLC, Class F, Wts. expiring 07/15/15 (Acquired 07/15/10; Cost $0) (h)(j)			67	0
Lake at Las Vegas Joint Venture, LLC, Class G, Wts. expiring 07/15/15 (Acquired 07/15/10; Cost $0) (h)(j)			76	0
Newhall Holding Co., LLC, Class A (h)(j)			346,693	803,288
WCI Communities, Inc. (h)(j)			6,756	675,600
				5,969,023

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Shares	Value

Business Equipment & Services–0.00%

Comdisco Holding Co., Inc. (h)(j)	7	$35

Chemicals & Plastics–0.03%

Metokote Corp., Wts. expiring 11/22/23 (Acquired 12/05/11; Cost $0) (h)	180	312,751

Conglomerates–0.09%

Euramax International, Inc. (h)(j)	4,207	841,420

Cosmetics & Toiletries–0.12%

Marietta Intermediate Holding Corp. (Acquired 09/25/06; Cost $2,287,974) (h)(j)	2,023,400	1,092,636
Marietta Intermediate Holding Corp. Wts., expiring 02/20/19 (Acquired 12/22/04; Cost $0) (h)(j)	247,917	0
		1,092,636

Ecological Services & Equipment–0.04%

Environmental Systems Products Holdings, Inc. (Acquired 09/12/07; Cost $0) (h)(j)	9,333	367,720

Financial Intermediaries–0.00%

RJO Holdings Corp. (h)(j)	1,482	14,816
RJO Holdings Corp., Class A (h)(j)	1,142	571
RJO Holdings Corp., Class B (h)(j)	1,667	833
	16,220

Home Furnishings–0.00%

Generation Brands LLC (Acquired 01/29/10; Cost $0) (h)	4,863	0

Leisure Goods, Activities & Movies–0.04%

MEGA Brands Inc. (Canada) (j)	27,683	391,180

Lodging & Casinos–0.38%

Twin River Worldwide Holdings, Inc., Class A (h)(j)	134,134	3,168,916
Twin River Worldwide Holdings, Inc., Class B (h)(j)	1,250	437,500
		3,606,416

Oil & Gas–0.00%

Vitruvian Exploration LLC (h)(j)	40,110	10,027

Publishing–0.26%

Affiliated Media, Inc. (h)(j)	46,746	654,439
Cygnus Business Media, Inc. (Acquired 07/19/04; Cost $1,251,821) (f) (h)(j)	5,882	0
Endurance Business Media, Inc., Class A (f)(h)(j)	8,863	886
F&W Media, Inc. (h)(j)	15,519	776
F&W Media, Inc., Wts. expiring 06/09/14 (h)(j)	2,582	129
MC Communications, LLC (Acquired 07/02/09; Cost $0) (h)(j)	333,084	0
Merrill Communications LLC, Class A (h)	399,283	828,512
SuperMedia Inc. (h)(j)	10,223	18,900
Tribune Co., Class A (j)	16,474	934,899
		2,438,541

Radio & Television–0.02%

AR Broadcasting, LLC, Wts. expiring 02/15/18 (h)(j)	768	207,487
Cumulus Media Holdings, Inc., Class A (Acquired 05/14/13; Cost $0) (h)(j)	4,782	17,741
		225,228

Retailers (except Food & Drug)–0.04%

Targus Group International, Inc. (Acquired 12/16/09; Cost $0) (h)(j)	27,462	362,773

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Shares	Value

Telecommunications–0.00%

CTM Media Holdings Inc. Class B (j)	127	$6,099
Total Common Stocks & Other Equity Interests		15,640,069

Preferred Stocks–0.05%

Ecological Services & Equipment–0.04%

Environmental Systems Products Holdings, Inc. (Acquired 09/12/07; Cost $53,400) (h)	2,136	393,814

Financial Intermediaries–0.00%

RJO Holdings Corp.	324	25,631

Utilities–0.01%

Genie Energy Ltd. (j)	7,632	61,209
Total Preferred Stocks		480,654

Money Market Funds–1.22%

Liquid Assets Portfolio –Institutional Class (k)	5,789,318	5,789,318
Premier Portfolio –Institutional Class (k)	5,789,318	5,789,318
Total Money Market Funds		11,578,636
TOTAL INVESTMENTS–141.55% (l) (Cost $1,354,643,612)		1,339,122,084
BORROWINGS–(24.10)%		(228,000,000)
VARIABLE RATE TERM PREFERRED SHARES–(13.21)%		(125,000,000)
OTHER ASSETS LESS LIABILITIES–(4.24)%		(40,113,915)
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%		$946,008,169

Investment Abbreviations:

CDO	—Collateralized Debt Obligation
DIP	—Debtor-in-possession
LOC	—Letter of Credit
PIK	—Payment in Kind
Wts.	—Warrants

Notes to Schedule of Investments:

(a)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”), and may be subject to contractual and legal restrictions on sale. Senior secured corporate loans and senior secured debt securities in the Trust’s portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(b)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior secured floating rate interests will have an expected average life of three to five years.

(c)

Defaulted security. Currently, the issuer is in default with respect to principal and interest payments. The aggregate value of these securities at May 31, 2013 was $983,060, which represented less than 1% of the Trust’s Net Assets.

(d)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 4.

(e)	This variable rate interest will settle after May 31, 2013, at which time the interest rate will be determined.

(f)

Affiliated company. As defined by the Investment Company Act of 1940, an affiliated company is one in which the Trust owns 5% or more of the outstanding voting securities or a company which is under common ownership or control. See Note 3.

(g)	All or a portion of this security is Payment-in-Kind.

(h)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2013 was $129,514,343, which represented 13.69% of the Trust’s Net Assets.

(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2013.

(j)	Non-income producing securities acquired through the restructuring of senior loans.

(k)	The money market fund and the Trust are affiliated by having the same investment adviser.

(l)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2013

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Variable rate senior loan interests are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Trust may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Invesco Senior Income Trust

A.	Security Valuations – (continued)

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from the settlement date. Facility fees received may be amortized over the life of the loan. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of the loan or note.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Purchased on a When-Issued and Delayed Delivery Basis – The Trust may purchase and sell interests in Corporate Loans and Corporate Debt Securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Trust on such interests or securities in connection with such transactions prior to the date the Trust actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Trust will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
E.	Industry Concentration – To the extent that the Trust is concentrated in securities of issuers in the banking and financial services industries, the Trust’s performance will depend to a greater extent on the overall condition of those industries. The value of these securities can be sensitive to changes in government regulation, interest rates and economic downturns in the U.S. and abroad.
F.	Leverage Risk – Leverage exists when a Trust can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

Invesco Senior Income Trust

G.	Bank Loan Risk Disclosures – Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Trust has unsettled or open transactions may fail to or be unable to perform on its commitments. The Trust manages counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
H.	Other Risks – The Trust may invest all or substantially all of its assets in senior secured floating rate loans, senior secured debt securities or other securities rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

The Trust invests in Corporate Loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Trust in a Corporate Loan may take the form of participation interests or assignments. If the Trust purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Trust would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Trust’s rights against the Borrower but also for the receipt and processing of payments due to the Trust under the Corporate Loans. As such, the Trust is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Trust and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2	– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Variable Rate Senior Loan Interests	$—	$1,061,026,158	$82,115,604	$1,143,141,762
Bonds & Notes	—	108,889,537	1,579,833	110,469,370
Structured Products	—	54,917,615	2,893,978	57,811,593
Equity Securities	17,959,144	7,003,034	2,737,181	27,699,359
Total Investments	$17,959,144	$1,231,836,344	$89,326,596	$1,339,122,084

Invesco Senior Income Trust

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Variable Rate Senior Loan Interests during the three months ended May 31, 2013:

	Beginning Balance, as of February 28, 2013	Purchases	Sales	Accrued discounts/ premiums	Realized Gain (Loss)	Change in Unrealized Appreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance, as of May 31, 2013
Variable Rate Senior Loan Interests	$84,334,209	$6,543,440	$(10,339,228)	$55,073	$(464,804)	$2,137,617	$28,707,082	$(28,857,785)	$82,115,604

The Variable Rate Senior Loan Interests determined to be level 3 at the end of the reporting period were valued utilizing quotes from a third-party vendor pricing service.

Investments in Variable Rate Senior Loan Interests were transferred from Level 2 to Level 3 due to third-party vendor quotations utilizing single market quotes and was assumed to have occurred at the end of the reporting period.

A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.

NOTE 3 — Investments in Other Affiliates

The Investment Company Act of 1940, as amended (the “1940 Act”), defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Trust has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the three months ended May 31, 2013.

	Value 02/28/13	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 05/31/13	Interest Income
Axia Acquisition Corp. – Second Lien Term Loan A	$988,516	$16,764	$—	$91,404	$—	$1,096,684	$27,631
Axia Acquisition Corp. – Second Lien Term Loan B	1,639,729	—	—	172,604	—	1,812,333	24,505
Axia Acquisition Corp. – Common Shares	1,488,675	—	—	—	—	1,488,675	—
Axia Acquisition Corp. – Revolver Loan	1,824,876	—	—	123,720	—	1,948,596	5,270
Cygnus Business Media, Inc. – Common Shares	0	—	—	—	—	0	—
Cygnus Business Media, Inc. – Term Loan	1,914,276	—	(45,203)	247,410	56	2,116,539	103,076
Endurance Business Media, Inc. – Common Shares	88,633	—	—	(87,747)	—	886	—
Endurance Business Media, Inc. – First Lien Term Loan	683,995	—	(9,494)	10,572	(2,977)	682,096	56,698
Total	$8,628,700	$16,764	$(54,697)	$557,963	$(2,921)	$9,145,809	$217,180

NOTE 4 — Unfunded Loan Commitments

Pursuant to the terms of certain Senior Loan agreements, the Trust held the following unfunded loan commitments as of May 31, 2013. The Trust intends to reserve against such contingent obligations by designating cash, illiquid securities and liquid Senior Loans as a reserve.

Borrower		Principal Amount	Value
AMF Bowling Worldwide, Inc.	Term Loan	$ 64,780	$ 64,456
Axia Acquisition Corp.	Revolver	2,062,007	1,948,596
Boyd Gaming Corp.	Revolver	1,299,980	1,278,856
Delta Air Lines, Inc.	Revolver	7,315,565	6,977,220
GateHouse Media, Inc.	Revolver	1,000,000	850,000
Lake at Las Vegas Joint Venture, LLC	Revolver	16,242	6,172
Reynolds Group Holdings Inc.	Revolver	5,534,362	5,530,903
Surgical Care Affiliates, Inc.	Extended Revolver	3,000,000	2,820,000

Invesco Senior Income Trust

West Corp.	Revolver	2,632,809	2,369,528
		$22,925,745	$21,845,731

NOTE 5 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the three months ended May 31, 2013 was $475,739,329 and $462,974,325, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$37,039,025
Aggregate unrealized (depreciation) of investment securities	(65,770,313)
Net unrealized appreciation (depreciation) of investment securities	$(28,731,288)
Cost of investments for tax purposes is $1,367,853,372.

Invesco Senior Income Trust

Item 2. Controls and Procedures.

(a)	As of May 23, 2013, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 23, 2013, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Senior Income Trust

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	July 30, 2013

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	July 30, 2013

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	July 30, 2013

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.